Due from Financial Institutions_Details Of Due From Financial Institution(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents Line Items [Line Items]
Due From Financial Institutions	₩ 17,219,661	₩ 15,326,173
Due from financial institutions in Korean won
Cash And Cash Equivalents Line Items [Line Items]
Due From Financial Institutions	14,156,175	11,769,545
Bank of Korea
Cash And Cash Equivalents Line Items [Line Items]
Due From Financial Institutions	₩ 8,511,295	₩ 7,259,264
Bank of Korea | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)	0.00%	0.00%
Bank of Korea | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)	1.53%	1.53%
KEB Hana Bank and others
Cash And Cash Equivalents Line Items [Line Items]
Due From Financial Institutions	₩ 2,267,778	₩ 1,233,368
KEB Hana Bank and others | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)	0.00%	0.00%
KEB Hana Bank and others | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)	1.86%	1.86%
Kyobo Securities Co., Ltd. and others
Cash And Cash Equivalents Line Items [Line Items]
Due From Financial Institutions	₩ 3,377,102	₩ 3,276,913
Kyobo Securities Co., Ltd. and others | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)	0.00%	0.00%
Kyobo Securities Co., Ltd. and others | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)	1.64%	1.64%
Due from financial institutions in foreign currencies
Cash And Cash Equivalents Line Items [Line Items]
Due From Financial Institutions	₩ 3,063,486	₩ 3,556,628
Bank of Korea and others
Cash And Cash Equivalents Line Items [Line Items]
Due From Financial Institutions	1,670,935	2,025,373
AOZORA BANK and others
Cash And Cash Equivalents Line Items [Line Items]
Due From Financial Institutions	₩ 775,917	₩ 808,253
AOZORA BANK and others | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)	0.11%	0.11%
AOZORA BANK and others | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)	6.40%	6.40%
Societe Generale and others
Cash And Cash Equivalents Line Items [Line Items]
Due From Financial Institutions	₩ 616,634	₩ 723,002
Societe Generale and others | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)	0.00%	0.00%
Societe Generale and others | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)	5.02%	5.02%